Related Party Transactions	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

(a)	Nature of relationships with related parties

Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer (“CEO”), chairman of the Board of Directors
Mrs. Lin Yang	Chief Financial Officer and Director
Greatest Group (China) Financial Management Limited (“Greatest Group”)	One of the Company’s minority shareholders owns 8.7% of the ownership interest in this entity
Foshan Shangyu Investment Holding Co., Ltd (“Foshan Shangyu”)	An affiliated entity of the Company, 90% owned by and controlled by the Company’s CEO.

(b)	Due from related parties

Name	September 30, 2021	September 30, 2020
Greatest Group	$235,438	$-
Foshan Shangyu	1,544	-
Total due from related parties	$236,982	$-

The Company’s due from related parties were interest free and due on demand. The September 30, 2021 due from related parties balance has been subsequently collected back and the Company does not have the intention to make additional cash advance to related parties going forward.

(c)	Due to related parties

Name	September 30, 2021	September 30, 2020
Mr. Gang Lai	$-	$956,492
Mrs. Lin Yang	19,723	-
Total due to related parties	$19,723	$956,492

As of September 30, 2021 and 2020, the balance due to related parties mainly consisted of advances from the Company’s principal shareholder for working capital purposes during the Company’s normal course of business. These advances are non-interest bearing and due on demand.

(d)	Loan guarantee provided by related parties

In connection with the Company’s bank borrowings from LRC Bank, the Company’s chief executive officer Mr. Gang Lai and Foshan Shangyu Investment Holding Co., Ltd., an affiliated entity controlled by him, jointly signed a guarantee agreement with LRC Bank to provide credit guarantee for the Company’s loans from LRC Bank within the loan period.

In connection with the Company’s bank borrowings from Bank of Communications, certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, Mr. Gang Lai’s spouse, Ms. Xing Wu, and the Company’s subsidiary, Universe Trade, jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan (see Note 12).

(e)	Prepayment to related party for property purchase

As disclosed in Note 11, on May 6, 2021, the Company entered into a real estate property purchase agreement with related party Jiangxi Yueshang to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $4.95 million). As of September 30, 2021, the Company had made prepayment of RMB16 million ($2,476,800) to Jiangxi Yueshang. The remaining balance is expected to be paid by August 2024.